SHARE-BASED PAYMENTS - Schedule of Inputs to Valuation Models used for Options (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected life (weighted average)	4.16	2.96	0
Risk-free interest rate (weighted average)	3.70%	3.28%	0.00%
Expected volatility (weighted average)	73.00%	80.00%	0.00%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%